Document and Entity Information	0 Months Ended
Jun. 19, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun 19, 2013
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Jun 19, 2013
Document Effective Date	Jun 19, 2013
Prospectus Date	Mar 1, 2013
Victory International Fund | Class Y
Risk/Return:
Trading Symbol	VIYFX
Victory Special Value Fund | Class Y
Risk/Return:
Trading Symbol	VSVYX

Victory International Fund
Victory International Fund

Dear Shareholder:

This Victory Portfolios Prospectus for the International Fund is being revised to reflect a change in the cost of investing in the Class Y shares of the International Fund as described in the expense example table appearing under the heading “Fund Fees and Expenses.”

The Victory Portfolios

International Fund

Supplement dated June 19, 2013

to the Prospectus dated March 1, 2013

1. The following information replaces the appropriate section in the expense example table appearing under the heading "Fund Fees and Expenses" on page 2 of the Prospectus.
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Victory International Fund Class Y	122	381	773	2,163

Please insert this supplement in the front of your Prospectus. If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Dear Shareholder:

This Victory Portfolios Prospectus for the International Fund is being revised to reflect a change in the cost of investing in the Class Y shares of the International Fund as described in the expense example table appearing under the heading “Fund Fees and Expenses.”

The Victory Portfolios

International Fund

Supplement dated June 19, 2013

to the Prospectus dated March 1, 2013

Risk/Return [Heading]	rr_RiskReturnHeading	Victory International Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	1. The following information replaces the appropriate section in the expense example table appearing under the heading "Fund Fees and Expenses" on page 2 of the Prospectus.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please insert this supplement in the front of your Prospectus. If you wish to obtain more information, please call the Victory Funds at 800-539-3863.
Class Y
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	773
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,163

Victory Special Value Fund
Victory Special Value Fund
The Victory Portfolios Equity Funds Special Value Fund Supplement dated June 19, 2013 To the Prospectus dated March 1, 2013
1. The following information replaces the appropriate section in the "Fund Fees and Expenses" table appearing on page 19 of the Prospectus.
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Victory Special Value Fund Class Y	105	328	638	1,703

Please insert this supplement in the front of your Prospectus. If you have questions about the Victory Funds, please call 800-539-3863.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock	The Victory Portfolios Equity Funds Special Value Fund Supplement dated June 19, 2013 To the Prospectus dated March 1, 2013
Risk/Return [Heading]	rr_RiskReturnHeading	Victory Special Value Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	1. The following information replaces the appropriate section in the "Fund Fees and Expenses" table appearing on page 19 of the Prospectus.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please insert this supplement in the front of your Prospectus. If you have questions about the Victory Funds, please call 800-539-3863.
Class Y
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,703

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2013